Intangible Assets, Net (Details) - Schedule of estimated amortization - Dec. 31, 2019	CNY (¥)	USD ($)
Schedule of estimated amortization [Abstract]
2020	¥ 13,036,210	$ 1,868,669
2021	9,891,766	1,417,930
2022	3,731,612	534,906
2023	716,975	102,774
2024	57,972	8,310
Thereafter	104,763	15,018
Total	¥ 27,539,298	$ 3,947,607